Group - Statement of Changes in Equity - USD ($) $ in Millions		Total		Total	Share capital and premium	Other capital reserves	(Accumulated losses) Retained earnings	Fair value through OCI	Actuarial (losses) gains	Foreign currency translation reserve [1]	Non-controlling interests
Equity at beginning of period at Dec. 31, 2021		$ 4,101		$ 4,047	$ 7,223	$ 84	$ (1,899)	$ 53	$ (2)	$ (1,412)	$ 54
Profit (loss) for the period		316	[2]	302			302				14
Other comprehensive income (loss)		(42)	[3]	(42)				(23)		(19)
Total comprehensive income (loss) for the period, net of tax		274	[3]	260	0	0	302	(23)	0	(19)	14
Shares issued		14		14	14
Share-based payment for share awards net of exercised		(7)		(7)		(7)
Dividends paid		(62)		(62)			(62)
Dividends of subsidiaries		(37)		0							(37)
Transfer on derecognition of equity investment		0		0			69	(69)
Translation		0		(1)			(1)				1
Equity at end of period at Jun. 30, 2022		4,283	[4]	4,251	7,237	77	(1,591)	(39)	(2)	(1,431)	32
Equity at beginning of period at Dec. 31, 2021		4,101		4,047	7,223	84	(1,899)	53	(2)	(1,412)	54
Profit (loss) for the period	[3]	251
Other comprehensive income (loss)	[3]	(75)
Total comprehensive income (loss) for the period, net of tax	[3]	176
Equity at end of period at Dec. 31, 2022		4,075	[4]	4,040	7,239	81	(1,774)	(52)	(13)	(1,441)	35
Profit (loss) for the period		(35)	[2]	(39)			(39)				4
Other comprehensive income (loss)		(21)	[3]	(21)				(2)		(19)
Total comprehensive income (loss) for the period, net of tax		(56)	[3]	(60)	0	0	(39)	(2)	0	(19)	4
Shares issued		14		14	14
Share-based payment for share awards net of exercised		(9)		(9)		(9)
Dividends paid		(76)		(76)			(76)
Dividends of subsidiaries		(6)		0							(6)
Transfer on derecognition of equity investment		0		0			(50)	50
Translation		0		0		(4)	3		1
Equity at end of period at Jun. 30, 2023		$ 3,942	[4]	$ 3,909	$ 7,253	$ 68	$ (1,936)	$ (4)	$ (12)	$ (1,460)	$ 33

[1]	Foreign currency translation reserve includes a loss of $1,410m (Jun 2022: $1,396m; Dec 2022: $1,401m) that will not re-cycle through the income statement on disposal of non-foreign operations, and a loss of $50m (Jun 2022: $35m; Dec 2022: $40m) relating to foreign operations that will re-cycle through the income statement on disposal.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[3]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[4]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.